CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating activities:
Net income (loss)	$ (345)	$ 17
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	537	516
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	406	325
Loss from disposal of assets	2	6
Loss on repurchase of notes	38
Undistributed income of unconsolidated subsidiaries	52	27
Other non-cash items	172	283
Changes in operating assets and liabilities:
Provisions	500	(82)
Deferred income taxes	14	37
Trade and financing receivables related to sales, net	367	603
Inventories, net	(754)	(657)
Trade payables	(173)	(154)
Other assets and liabilities	304	108
Net cash provided by operating activities	1,120	1,029
Investing activities:
Additions to retail receivables	(2,747)	(3,171)
Collections of retail receivables	3,287	3,561
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	8	3
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	429	511
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(290)	(375)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(1,091)	(1,315)
Other	(42)	317
Net cash used in investing activities	(446)	(469)
Financing activities:
Proceeds from long-term debt	8,778	5,368
Payments of long-term debt	(9,146)	(6,889)
Net increase (decrease) in other financial liabilities	(451)	420
Dividends paid	(205)	(294)
Other	(58)	17
Net cash used in financing activities	(1,082)	(1,378)
Effect of foreign exchange rate changes on cash and cash equivalents	157	(628)
Decrease in cash and cash equivalents	(251)	(1,446)
Cash and cash equivalents, beginning of year	5,384	5,163
Cash and cash equivalents, end of period	$ 5,133	$ 3,717